Related Party Information (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2017	2016	2015
	(in millions)
Net sales	$699	$806	$762
Cost of goods sold	$444	$466	$463
Selling, general and administrative expenses	$155	$148	$161

	12/31/2017	12/31/2016
	(in millions)
Trade receivables	$17	$11
Trade payables	$96	$105

	2017	2016	2015
	(in millions)
Net sales	$1,028	$782	$700
Cost of goods sold	$446	$392	$430

	12/31/2017	12/31/2016
	(in millions)
Trade receivables	$102	$113
Trade payables	$97	$108